Financial risk management objectives and policies - Market risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by interest rate
Borrowings	$ 30,295	$ 28,622	$ 29,232
Total financial liabilities	30,295	28,622	29,232
Fixed deposits			64
Cash collateral pledged to counterparties	129	102	162
Cash and cash equivalents	5,488	5,840	6,166
Non-interest bearing investments and other financial assets	11,115	11,288	9,546
Interest-bearing financial instruments
Disclosure of financial instruments by interest rate
Fixed deposits			64
Cash collateral pledged to counterparties	129	102	162
Cash and cash equivalents	5,488	5,840	6,166
Total financial assets	5,617	5,942	6,392
Fixed rate
Disclosure of financial instruments by interest rate
Fixed deposits			64
Cash and cash equivalents			250
Total financial assets			314
Floating rate
Disclosure of financial instruments by interest rate
Cash collateral pledged to counterparties	129	102	162
Cash and cash equivalents	5,488	5,840	5,916
Total financial assets	5,617	5,942	6,078
Fair value hedges
Disclosure of financial instruments by interest rate
Total financial liabilities	$ 1,468
7% Guaranteed debentures
Disclosure of financial instruments by interest rate
Interest rate on borrowings	7.00%
Interest-Bearing Loans and Borrowings | Interest-bearing financial instruments
Disclosure of financial instruments by interest rate
Current financial liabilities	$ 2,676	5,400	5,542
Non-current financial liabilities	27,619	23,222	23,690
Total financial liabilities	30,295	28,622	29,232
Interest-Bearing Loans and Borrowings | Fixed rate
Disclosure of financial instruments by interest rate
Current financial liabilities	2,346	2,885	2,476
Non-current financial liabilities	26,151	23,222	21,511
Total financial liabilities	28,497	26,107	23,987
Interest-Bearing Loans and Borrowings | Floating rate
Disclosure of financial instruments by interest rate
Current financial liabilities	330	2,515	3,066
Non-current financial liabilities	1,468		2,179
Total financial liabilities	$ 1,798	$ 2,515	$ 5,245